Revenues and geographic information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Net sales to third parties	$ 14,408	$ 14,054	$ 27,521	$ 27,287
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		1.00%
Net sales, change in %, cc	1.00%		(2.00%)
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,954	$ 6,249	$ 10,913	$ 11,961
Net sales (in % of total net sales)	41.00%	44.00%	40.00%	44.00%
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		(9.00%)
Net sales, change in %, cc	(5.00%)		(9.00%)
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,441	$ 4,170	$ 8,627	$ 8,075
Net sales (in % of total net sales)	31.00%	30.00%	31.00%	30.00%
Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		7.00%
Net sales, change in %, cc	4.00%		1.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,018	$ 2,713	$ 6,038	$ 5,485
Net sales (in % of total net sales)	21.00%	19.00%	22.00%	20.00%
Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		10.00%
Net sales, change in %, cc	11.00%		8.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 995	$ 922	$ 1,943	$ 1,766
Net sales (in % of total net sales)	7.00%	7.00%	7.00%	6.00%
Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		10.00%
Net sales, change in %, cc	3.00%		5.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,536	$ 10,537	$ 19,798	$ 20,206
Net sales (in % of total net sales)	73.00%	75.00%	72.00%	74.00%
Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(2.00%)
Net sales, change in %, cc	0.00%		(4.00%)
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,872	$ 3,517	$ 7,723	$ 7,081
Net sales (in % of total net sales)	27.00%	25.00%	28.00%	26.00%
Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		9.00%
Net sales, change in %, cc	6.00%		4.00%
Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,454		$ 16,608
Rest of the world [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		8.00%
Net sales, change in %, cc	6.00%		4.00%